Capital World Growth and Income Fund 333 South Hope Street Los Angeles, California 90071-1406 Phone (213) 486 9200 Email mws@capgroup.com Michael W. Stockton Secretary

February 28, 2017

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital World Growth and Income Fund

File Nos. 033-54444 and 811-07338

Dear Sir or Madam:

Enclosed is Form N-1A, Post-Effective Amendment No. 45 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”), of Capital World Growth and Income Fund (the “Registrant”). This registration statement contains amendments to disclosure reflecting the addition of an appendix disclosing sales load variations and sales charge waivers and discount variations by intermediaries that distribute the fund pursuant to guidance (the “Guidance”) issued by the US Securities and Exchange Commission Division of Investment Management (the “Division”) in December 2016 (No. 2016-06) allowing for such appendices. As per the Guidance, this filing is being made pursuant to Rule 485(a) under the Securities Act, and we propose that it become effective on April 7, 2017 (the “Effective Date”).

Because the disclosure in this registration statement is substantially identical to the disclosure contained in the Registrant’s most recent filings, we respectfully request that the Staff selectively review only the new disclosure in the registration statement relating to the additional language in the prospectus referring to the appendix and the appendix itself. In addition to the appendix, the only changes made in this regard are to (i) the lead-in paragraph to the fee and expense table and (ii) the end of the first paragraph in the section titled “Sales charge reductions and waiver.” While the Registrant’s registration statement has not been directly reviewed by the Staff recently, similar disclosure was reviewed by the Staff in November 2016 in connection with the registration of the new Class F-3 shares filing by American Mutual Fund. For reference, see American Mutual Fund’s Post-Effective Amendment No. 139 to the Registration Statement under the Securities Act and Amendment No. 59 to the Registration Statement under the 1940 Act, filed by the Registrant pursuant to Rule 485(a) on October 20, 2016 (File Nos. 002-10607 and 811-00572).

All of the funds comprising the American Funds family intend to include the appendix and other disclosure included in the current filing. Normally, this would require each investment company to file an amended registration statement under Rule 485(a). However, as per Frequently Asked Questions regarding the Guidance issued by the Division on February 16, 2017, we intend to request template filing relief under Rule 485(b)(1)(vii) with respect to each of those other investment companies, file prospectus supplements for each other investment company as of the Effective Date, and include the appendix and language in the next annual update amended registration statement for each of those other investment companies as per each fund’s normal renewal process.

Please direct any questions to Michael J. Triessl, Senior Counsel, at (213) 615-4024.

Sincerely,

/s/ Michael W. Stockton

MICHAEL W. STOCKTON